UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund: BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 134.6%
Corporate — 16.1%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$130	$128,233
Essex County Industrial Development Agency New York, RB, International Paper Co., Series A, AMT, 6.63%, 9/01/32	100	106,210
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	150	150,242
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	800	739,992
7.75%, 8/01/31	300	277,509
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	550	559,009
5.50%, 10/01/37	200	209,944
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	790	798,769
		2,969,908
County/City/Special District/School District — 40.8%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	250	248,243
4.63%, 10/01/40	275	272,176
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	1,300	1,278,719
(NPFGC), 4.50%, 2/15/47	60	54,403
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 7/01/31	265	278,247

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.87%, 3/01/35 (b)	$400	$109,504
CAB, Yankee Stadium (AGC), 6.22%, 3/01/45 (b)	445	63,648
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	106,885
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	650	554,879
Yankee Stadium (FGIC), 5.00%, 3/01/46	100	95,576
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	150	160,080
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	685	691,213
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project:
5.63%, 7/15/47	1,100	1,105,995
6.38%, 7/15/49	100	103,767
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	100	105,058
Saint Lawrence County Industrial Development Agency, RB, Clarkson University Project, 6.00%, 9/01/34	150	166,325
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	2,000	2,140,360
		7,535,078
Education — 17.9%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (c)(d):
7.00%, 5/01/25	95	23,754
7.00%, 5/01/35	60	15,002

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	$100	$101,090
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	100	102,274
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	150	162,435
Cornell University, Series A, 5.00%, 7/01/40	100	107,485
Fordham University, Series A, 5.50%, 7/01/36	50	54,044
New School University (AGM), 5.50%, 7/01/43	100	106,146
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	175	192,818
University of Rochester, Series A, 5.13%, 7/01/39	200	210,534
University of Rochester, Series A, 5.83%, 7/01/39 (e)	175	162,669
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	75	80,816
Skidmore College, Series A, 5.25%, 7/01/30	250	270,045
Teachers College, 5.50%, 3/01/39	200	213,650
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	400	405,956
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	100	100,971
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	50	54,109
Trust for Cultural Resources, RB, Series A:
Carnegie Hall, 4.75%, 12/01/39	375	379,001
Carnegie Hall, 5.00%, 12/01/39	150	154,109
Juilliard School, 5.00%, 1/01/39	250	264,312
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	125	132,238
		3,293,458

Municipal Bonds	Par (000)	Value
New York (continued)
Health — 23.4%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/30	$150	$156,642
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	100	85,881
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	100	107,753
New York State Dormitory Authority, MRB, Hospital, Lutheran Medical (NPFGC), 5.00%, 8/01/31	250	251,727
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	75	80,760
New York University Hospital Center, Series A, 5.75%, 7/01/31	100	104,144
New York University Hospital Center, Series A, 5.00%, 7/01/36	500	481,445
New York University Hospital Center, Series B, 5.63%, 7/01/37	150	152,421
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	500	503,760
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	175	180,086
North Shore-Long Island Jewish Health System, Series A, 5.75%, 5/01/37	250	261,130
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	1,000	1,000,490
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	140	143,956
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	150	155,022
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	100	100,887
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	100	99,995
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	115	107,856
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Series B, 6.00%, 11/01/30	100	104,016

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Health (concluded)
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	$250	$249,618
		4,327,589
Housing — 10.1%
New York City Housing Development Corp., RB:
Series A (Ginnie Mae), 5.25%, 5/01/30	1,000	1,017,080
Series B1, AMT, 5.15%, 11/01/37	250	251,665
Series J-2-A, AMT, 4.75%, 11/01/27	500	499,055
New York Mortgage Agency, Refunding RB, Series 143, AMT, 4.90%, 10/01/37	100	97,841
		1,865,641
State — 8.9%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	150	169,572
Series C, 5.00%, 12/15/31	150	158,515
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	200	204,188
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A (AMBAC), 5.25%, 5/15/15	1,005	1,112,143
		1,644,418
Transportation — 8.5%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	800	847,128
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	250	292,688
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	125	122,339
JFK International Air Terminal, 6.00%, 12/01/42	150	156,858
Triborough Bridge & Tunnel Authority, RB, General Purpose, Series A (NPFGC), 5.00%, 1/01/12 (f)	155	156,238
		1,575,251
Utilities — 8.9%
Long Island Power Authority, RB, (AGM), Series A, 5.00%, 5/01/36	100	104,855
New York City Municipal Water Finance Authority, RB:
Second Gen Resolution HH, 5.00%, 6/15/32	1,280	1,381,350
Series B, 5.00%, 6/15/36	150	156,203
		1,642,408
Total Municipal Bonds in New York		24,853,751

Municipal Bonds	Par (000)	Value
Guam — 1.8%
State — 0.6%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	$100	$103,620
Tobacco — 0.4%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset Backed, 5.63%, 6/01/47	100	81,938
Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	150	148,193
Total Municipal Bonds in Guam		333,751
Puerto Rico — 9.5%
County/City/Special District/School District — 1.6%
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A, 6.40%, 8/01/32 (b)	750	213,405
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.76%, 8/01/41 (b)	550	85,641
		299,046
State — 5.1%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	250	263,282
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.99%, 7/01/44 (b)	395	40,898
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	600	628,962
		933,142
Tobacco — 2.3%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	500	416,260
Transportation — 0.5%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM):
4.95%, 7/01/26	60	61,183
4.95%, 7/01/12 (f)	40	41,257
		102,440
Total Municipal Bonds in Puerto Rico		1,750,888
Total Municipal Bonds – 145.9%		26,938,390

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York — 6.3%
Utilities — 6.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	$105	$118,297
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	1,000	1,041,470
		1,159,767
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 6.3%		1,159,767
Total Long-Term Investments (Cost – $27,507,543) – 152.2%		28,098,157

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (h)(i)	401,850	401,850
Total Short-Term Securities (Cost – $401,850) – 2.2%		401,850
Total Investments (Cost - $27,909,393*) – 154.4%		28,500,007
Other Assets Less Liabilities – 1.4%		260,504
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (3.1)%		(570,435)
AMPS, at Redemption Value – (52.7)%		(9,725,061)
Net Assets Applicable to Common Shares – 100.0%		$18,465,015

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,337,896
Gross unrealized appreciation	$1,040,336
Gross unrealized depreciation	(448,199)
Net unrealized appreciation	$592,137

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF New York Municipal Money Fund	88,605	313,245	401,850	$—

(i)	Represents the current yield as of report date.

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings groups indexes, and/or as defined by Trust management. These definitions may not apply for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$28,098,157	—	$28,098,157
Short-Term Securities	$401,850	—	—	401,850
Total	$401,850	$28,098,157	—	$28,500,007

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 21, 2011